LONG TERM DEBT (Details Narrative)														3 Months Ended						6 Months Ended			7 Months Ended	12 Months Ended			18 Months Ended
	Apr. 30, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 01, 2023 USD ($)	Oct. 26, 2023 USD ($)	Oct. 19, 2023 COP ($)	Oct. 05, 2023 USD ($)	Feb. 16, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 19, 2022 USD ($)	Jan. 06, 2022 USD ($)	Jul. 07, 2021 USD ($) ft²	May 21, 2021 USD ($)	Jan. 22, 2021 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 15, 2022	Dec. 31, 2019	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021	May 27, 2024 USD ($)	May 27, 2024 COP ($)	Aug. 30, 2023 USD ($)	Aug. 30, 2023 COP ($)	Aug. 25, 2023 USD ($)	Aug. 25, 2023 COP ($)	Apr. 28, 2023 USD ($)	Mar. 01, 2023	Jan. 19, 2022 COP ($)	Aug. 16, 2021 USD ($) ft²	Mar. 31, 2021 USD ($)	Jan. 22, 2021 COP ($)	Jan. 06, 2021 USD ($)	Jan. 06, 2021 COP ($)
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount														$ 277,400,780	$ 271,344,270					$ 277,400,780				$ 271,344,270
Unborrowed amount percentage																						1.50%	0.50%				1.00%
Debt outstanding														$ (2,349,802)	(2,242,909)					$ (2,349,802)				(2,242,909)
Effective annual rate percentage														4.20%			61.20%			12.70%	32.20%
Debt extinguishment loss														$ 38,219			$ 6,201,589			$ 38,219	$ 6,201,589
Modification gain														208,799						208,799	$ 121,038
Other borrowings														38,000,000.0						38,000,000.0
Restricted cash equivalent														4,679,291	2,620,485					4,679,291				2,620,485
Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount															271,344,270									271,344,270	$ 215,849,667
Unborrowed amount percentage																						1.50%	0.50%				1.00%
Debt issuance costs																								814,661	41,550	$ 1,070,987
Debt outstanding															(2,242,909)									(2,242,909)	(9,346,062)
Debt extinguishment loss																								8,370,997
Modification gain																								143,630	3,775,054
Other borrowings																									87,366,478
Restricted cash equivalent															2,620,485									2,620,485	3,192,272
Latam Logistic Properties SA [member] | Parent [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Debt issuance costs																									5,175	$ 196,785
Restricted cash equivalent																									1,205,162
Current Liabilities [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Other borrowings														1,600,000						1,600,000
BBVA Peru [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount					$ 2,000,000
Debt outstanding		$ 46,973,443
Mortgage loan		$ 60,000,000
Loss of debt facility															$ 1,651,793
Debt term		10 years			9 months
Interest rate percent					8.35%
Nominal rate percent					14.45%
BBVA Peru [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount					$ 2,000,000
Debt outstanding		$ 46,973,443
Mortgage loan		$ 60,000,000
Loss of debt facility																								1,651,793
Debt term		10 months			9 months
Interest rate percent					8.35%
Nominal rate percent					14.45%
ITAU Corpbanca Colombia, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount																																								$ 10,100,000	$ 35,000,000,000
Loss of debt facility																$ 118,073
Percentage of commitment fee																																								0.50%	0.50%
ITAU Corpbanca Colombia, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount																																								$ 10,100,000	$ 35,000,000,000
Loss of debt facility																								118,073
Percentage of commitment fee																																								0.50%	0.50%
Bancolombia, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount													$ 12,800,000																										$ 44,500,000,000
Balloon payment									$ 11,400,000																											$ 42,866,000,000
Gain of debt faclity																70,058
Loss of debt facility																$ 47,466
Percentage of commitment fee													0.10%																										0.10%
Increase in borrowing amount									$ 8,400,000				$ 7,000,000.0																							34,000,000,000			$ 30,000,000,000
Debt term									14 years				15 years
Percentage of balloon payment													40.00%																										40.00%
Undrawn amount													$ 6,900,000																										$ 29,901,000,000
Bancolombia, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount													$ 12,800,000																										$ 44,500,000,000
Balloon payment									$ 11,400,000																											42,866,000,000
Gain of debt faclity																								70,058
Loss of debt facility						$ 47,466																			653,847
Percentage of commitment fee													0.10%																										0.10%
Increase in borrowing amount									$ 8,400,000				$ 7,000,000.0																							34,000,000,000			$ 30,000,000,000
Debt term									14 years				15 years
Percentage of balloon payment													40.00%																										40.00%
Undrawn amount													$ 6,900,000																										$ 29,901,000,000
Bancolombia, S.A. [Member] | Bottom of range [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount									$ 14,300,000																											57,810,000,000
Bancolombia, S.A. [Member] | Bottom of range [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount									14,300,000																											57,810,000,000
Bancolombia, S.A. [Member] | Top of range [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount									22,700,000																											91,810,000,000
Bancolombia, S.A. [Member] | Top of range [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount									$ 22,700,000																											$ 91,810,000,000
BAC Credomatic, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount							$ 2,868,155
Gain of debt faclity																		$ 121,038
Mortgage loan																																						$ 10,000,000.0
Loss of debt facility																			$ 586
Interest rate percent						8.12%																													8.12%			5.00%
Secured loan	$ 46,600,000
BAC Credomatic, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount							2,868,155
Gain of debt faclity							121,038
Mortgage loan																																						$ 10,000,000.0
Loss of debt facility							$ 586
Interest rate percent						8.12%																													8.12%			5.00%
Banco BAC San Jose, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount																									1,000,000.0
Mortgage loan											$ 45,500,000														1,000,000.0
Interest rate percent											60.00%
Square feet | ft²											829,898
Description of mortgage loan term											The mortgage loan has a term of 10 years with a 15-year amortization profile.
Banco BAC San Jose, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount																									1,000,000.0
Mortgage loan											$ 45,500,000														1,000,000.0
Interest rate percent											60.00%
Square feet | ft²											829,898
Description of mortgage loan term											The mortgage loan has a term of 10 years with a 15-year amortization profile.
Banco Promerica de Costa Rica, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Mortgage loan																																					$ 7,000,000.0
Square feet | ft²																																					118,403
Banco Promerica de Costa Rica, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Mortgage loan																																					$ 7,000,000.0
Square feet | ft²																																					118,403
Banco Davivienda Costa Rica, S.A [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Gain of debt faclity																			4,077,399
Banco Davivienda Costa Rica, S.A [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Gain of debt faclity										$ 4,077,399
Mortgage loan								$ 2,400,000
Debt term								14 years
Banco Nacional de Costa Rica, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount			$ 7,373,460
Mortgage loan			$ 8,000,000																															$ 107,353,410
Loss of debt facility																	$ 6,555,113
Debt term			15 years
Interest rate description			The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards.
Banco Nacional de Costa Rica, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount			$ 7,373,460
Mortgage loan			$ 8,000,000																															$ 107,353,410
Loss of debt facility																								$ 6,555,113
Debt term			15 years
Interest rate description			The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards
BTG Pactual Colombia S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount																												$ 6,446,506	$ 25,000,000,000	$ 2,433,042	$ 10,000,000,000	$ 3,679,266	$ 15,000,000,000
Modification gain														208,799
BTG Pactual Colombia S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount																														$ 2,433,042	$ 10,000,000,000	$ 3,679,266	$ 15,000,000,000
PERU [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Debt issuance costs				$ 10,292,677
PERU [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Debt issuance costs				$ 10,292,677
Tranche A [member] | BBVA Peru [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Debt outstanding		$ 48,670,000
Interest rate percent		8.50%
Tranche A [member] | BBVA Peru [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Debt outstanding		$ 48,670,000
Percentage of balloon payment		35.00%
Interest rate percent		8.50%
Tranche B [member] | BBVA Peru [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Debt outstanding		$ 11,330,000
Percentage of balloon payment		35.00%
Interest rate percent		8.40%
Tranche B [member] | BBVA Peru [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Debt outstanding		$ 11,330,000
Interest rate percent		8.40%
IFC Secured Credit Facility [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Gain of debt faclity																			$ 351,503
IFC Secured Credit Facility [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Gain of debt faclity																									351,503
IFC Secured Credit Facility [member] | Tranche 1 [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount														27,100,000						27,100,000
Balloon payment														6,865,611						$ 6,865,611
Expiration date																				Jul. 15, 2028
IFC Secured Credit Facility [member] | Tranche 1 [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount												$ 27,100,000
Balloon payment												$ 6,865,611
Expiration date												Jul. 15, 2028
IFC Secured Credit Facility [member] | Tranche 2 [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount														25,900,000						$ 25,900,000
Balloon payment														6,475,000						$ 6,475,000
Expiration date																				Jul. 15, 2030
Disbursed amount																									$ 15,607,323
IFC Secured Credit Facility [member] | Tranche 2 [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount												$ 25,900,000
Balloon payment												$ 6,475,000
Expiration date												Jul. 15, 2030
Disbursed amount												$ 15,607,323
IFC Secured Credit Facility [member] | Latam Logistic Lima Sur [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount														53,000,000						$ 53,000,000
IFC Secured Credit Facility [member] | Latam Logistic Lima Sur [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Borrowing amount												53,000,000
New Secured Facility [member] | BAC Credomatic, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Interest rate percent	2.00%
Secured loan	$ 60,000,000.0
Secured loans term	15 years
Effective annual rate percentage	7.33%
Secured overnight financing rate percentage	5.50%
Debt extinguishment loss														$ 38,219
Secured bridge loan [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Secured loan												$ 15,000,000.0
Maturity date												June 17, 2022
Secured bridge loan [member] | Latam Logistic Properties SA [member] | Fixed interest rate [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Interest rate percent												5.85%